Cashmere Fund

SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

	Principal/Shares	Fair Value
Convertible Debt in Portfolio Companies - 4.5%
Consumer Goods and Retail - 1.5%
Mad Rabbit Tattoo, Inc., 8.00%, due 8/15/26[1,2]	250,000	$250,000

Healthcare - 3.0%
Cabinet Health P.B.C., 4.55%, due 10/1/26[1,2]	500,000	500,000

Total Convertible Debt in Portfolio Companies (Cost $750,000)		750,000

Equity Investments in Portfolio Companies - 62.2%
Consumer Goods and Retail - 28.9%
Beast Industries Series C Preferred Stock[1,2,3]	6,209	249,974
Drupely, Inc. dba Graza Series A-3 Preferred Stock[1,2,3]	210,999	2,030,581
FEAT Socks, Inc.[1,2,3]	3,262,472	237,508
Frances Valentine, LLC[1,2,3]	8,834	635,317
IQ Bar, Inc. Series B Preferred Stock[1,2,3]	41,553	924,281
Lukla, Inc. dba OROS Series B Preferred Stock[1,2,3]	412,819	528,648
Nomadica Series Seed-6 Preferred Stock[1,2,3]	462,107	276,899
Total Consumer Goods and Retail		4,883,208

Consumer Technology - 11.0%
After Services, Inc. Series Seed-7 Preferred Stock[1,2,3]	24,068	594,762
After Services, Inc. Series Seed-8 Preferred Stock[1,2,3]	21,445	529,943
GO, Inc. Series Seed-1 Preferred Stock[1,2,3]	400,160	151,965
Hearth Display, Inc.[1,2,3]	301,132	328,830
The Dyrt, Inc. Series C Preferred Stock[1,2,3]	608,726	274,310
Total Consumer Technology		1,879,810

Education Technology - 2.1%
EdInvent, Inc. dba Accredible Series B Preferred Stock[1,2,3]	79,956	349,684

Financial Technology - 0.6%
Nada Holdings, Inc. Preferred Stock[1,2,3]	56,474	107,606

Healthcare - 3.0%
Pear Suite, Inc. Series A-2 Preferred[1,2,3]	122,257	506,838

Health Technology - 2.3%
Time Therapeutics, Inc. Series A-2 Preferred (Hone Health)[1,2,3]	22,006	396,943

Human Resource Technology - 6.4%
IsoTalent, Inc. Series Seed-1 Preferred Stock[1,2,3]	764,292	971,713
Obra, Inc. Common Stock[1,2,3]	764,292	126,437
Total Human Resource Technology		1,098,150

Property Technology - 7.9%
Cloud Apartments, Inc. Series Seed-1 Preferred Stock[1,2,3]	208,995	287,500
Eloit Street, Inc. dba Guest House Series C-2 Preferred Stock[1,2,3]	2,012,882	314,613
Havenly, Inc. Series C-1 Preferred Stock[1,2,3]	63,848	250,048
True Footage Inc. Series A Prime Preferred Stock[1,2,3]	38,836	477,026
Total Property Technology		1,329,187

Total Equity Investments in Portfolio Companies (Cost $6,600,047)		10,551,426

Portfolio Funds - 11.2%
Private Investment Companies - 11.2%
Curate Capital Fund I, LP1,3,4		180,123
Ganas Ventures I, a series of Ganas Ventures, LP1,3,4,5		222,133
Impressionism Capital Fund I, LP1,3,4		177,611
Kalshi (HII Kalshi-02, a Series of HII Kalshi-A, LLC)[1,2,3]		1,103,232
Stonks Y Combinator Summer 2022 Access Fund, a Series of Stonks Funds, LP - Class A1,3,4,5		194,984

Total Portfolio Funds (Cost $1,347,609)		1,878,083

Simple Agreements for Future Equity in Portfolio Companies - 16.1%
Consumer Goods and Retail - 3.2%
De Soi, Inc.[1,2,3]		240,000
Hikerkind, Inc.[1,2,3]		300,000
Total Consumer Goods and Retail		540,000

Consumer Technology - 0.0%
The Last Gameboard, Inc.[1,2,3]		-

Financial Technology - 3.5%
Line Financial, P.B.C.[1,2,3]		600,000

Healthcare - 1.8%
Lazzaro Medical, Inc.[1,2,3]		300,000

Health Technology - 5.8%
Grapefruit Health, Inc.[1,2,3]		131,250
Parallel Health, Inc.[1,2,3]		275,000
Wyndly Health, Inc.[1,2,3]		575,000
Total Health Technology		981,250

Logistics Technology - 1.8%
Shappi, Inc.[1,2,3]		300,000

Total Simple Agreements for Future Equity in Portfolio Companies (Cost $2,591,440)		2,721,250

Warrants - 0.7%
Financial Technology - 0.4%
Acorns Grow, Inc., exercise price $0, expiration date 4/30/32[1,2,3]	18,936	66,276

Property Technology - 0.3%
Havenly, Inc., exercise price $2.1206, expiration date 2/17/28[1,2,3]	31,924	57,326

Total Warrants (Cost $400,000)		123,602

Short-Term Investments - 3.2%
Goldman Sachs Financial Square Government Fund - Administration Class, 3.25%[6]	538,462	$538,462
Total Short-Term Investments (Cost $538,462)		538,462

Total Investments (Cost $12,227,558) - 97.9%		16,562,823
Other assets less other liabilities - 2.1%		349,201
Net Assets - 100.0%		$16,912,024

P.B.C. - Public Benefit Corporation

dba - doing business as

LLC - Limited Liability Company

LP - Limited Partnership

[1]	Restricted security. The total value of these securities is $16,024,361, which represents 94.7% of Fund net assets. Please refer to Restricted Securities in the Notes to the Schedule of Investments.
[2]	Level 3 securities fair valued using significant unobservable inputs. The total value of these securities is $14,146,278, which represents 83.5% of Fund net assets.
[3]	Non-Income Producing
[4]	Investment valued using net asset value per share (or its equivalent) as a practical expedient.
[5]	Affiliated investment for which ownership exceeds 5% of the investment’s capital.
[6]	Rate disclosed represents the seven day yield as of period end.

Cashmere Fund

Notes to the schedule of investments

JUNE 30, 2026 (unaudited)

Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees.

Additional information on each restricted investment held by the Fund on June 30, 2026 is as follows:

Investments	Initial Acquisition Date	Cost	Fair Value	% of Net Assets
Acorns Grow, Inc., Warrants	6/9/2025	$400,000	$66,276	0.4%
After Services, Inc. Series Seed-7 Preferred Stock	6/6/2022	250,000	594,762	3.5%
After Services, Inc. Series Seed-8 Preferred Stock	6/6/2022	250,000	529,943	3.1%
Beast Industries Series C Preferred Stock	4/24/2025	249,974	249,974	1.5%
Cabinet Health P.B.C. Convertible Debt	2/14/2023	500,000	500,000	3.0%
Cloud Apartments, Inc. Series Seed-1 Preferred Stock	5/8/2023	250,000	287,500	1.7%
Curate Capital Fund I, LP	7/1/2022	170,000	180,123	1.1%
De Soi, Inc.	7/18/2024	200,000	240,000	1.4%
Drupely, Inc. dba Graza Series A-3 Preferred Stock	6/17/2022	200,000	2,030,581	12.0%
EdInvent, Inc. dba Accredible Series B Preferred Stock	7/29/2022	250,000	349,684	2.1%
Eloit Street, Inc. dba Guest House Series C-2 Preferred Stock	11/8/2022	300,000	314,613	1.9%
FEAT Socks, Inc.	6/15/2022	250,000	237,508	1.4%
Frances Valentine, LLC	11/18/2022	500,000	635,317	3.8%
Ganas Ventures I, a series of Ganas Ventures, LP	7/1/2022	250,000	222,133	1.3%
GO, Inc. Series Seed-1 Preferred Stock	11/18/2022	500,000	151,965	0.9%
Grapefruit Health, Inc.	5/2/2023	125,000	131,250	0.8%
Havenly, Inc. Warrants	2/10/2023	-	57,326	0.3%
Havenly, Inc. Series C-1 Preferred Stock	2/10/2023	249,997	250,048	1.5%
Hearth Display, Inc.	1/6/2023	250,000	328,830	1.9%
Hikerkind, Inc.	8/10/2023	250,000	300,000	1.8%
Impressionism Capital Fund I, L.P.	4/20/2023	200,000	177,611	1.1%
IQ Bar, Inc. Series B Preferred Stock	8/12/2022	250,000	924,281	5.5%
IsoTalent, Inc. Series Seed-1 Preferred Stock	7/8/2022	1,000,000	971,713	5.7%
Kalshi (HII Kalshi-02, a Series of HII Kalshi-A, LLC)	2/2/2026	577,609	1,103,232	6.5%
Lazzaro Medical, Inc.	7/1/2022	250,000	300,000	1.8%
Line Financial, P.B.C	8/17/2023	500,000	600,000	3.5%
Lukla, Inc. dba OROS Series B Preferred Stock	12/14/2023	500,000	528,648	3.1%
Mad Rabbit Tattoo, Inc. Convertible Debt	8/15/2024	250,000	250,000	1.5%
Nada Holdings, Inc. Preferred Stock	6/17/2022	100,000	107,606	0.6%
Nomadica Series Seed-6 Preferred Stock	7/1/2022	250,000	276,899	1.6%
Obra, Inc. Common Stock	7/8/2022	76	126,437	0.7%
Parallel Health, Inc.	6/28/2022	250,000	275,000	1.6%
Pear Suite, Inc. Series A-2 Preferred	11/14/2022	250,000	506,838	3.0%
Shappi, Inc.	9/16/2022	250,000	300,000	1.8%
Stonks Y Combinator Summer 2022 Access Fund, a Series of Stonks Funds, LP - Class A	9/16/2022	150,000	194,984	1.2%
The Dyrt, Inc. Series C Preferred Stock	12/11/2023	250,000	274,310	1.6%
The Last Gameboard, Inc.	12/9/2022	266,440	-	0.0%
Time Therapeutics, Inc. Series A-2 Preferred (Hone Health)	5/25/2023	250,000	396,943	2.3%
True Footage Inc. Series A Prime Preferred Stock	7/29/2022	250,000	477,026	2.8%
Wyndly Health, Inc.	9/13/2022	500,000	575,000	3.4%
		$11,689,096	$16,024,361	94.7%